Cover	Nov. 03, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE
Document Period End Date	Nov. 03, 2026
Entity File Number	001-37503
Entity Registrant Name	BRC Group Holdings, Inc.
Entity Central Index Key	0001464790
Entity Tax Identification Number	27-0223495
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11100 Santa Monica Blvd.
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	310
Local Phone Number	966-1444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RILY
Security Exchange Name	NASDAQ
Depositary Shares (each representing 1/1000th of a share of 6.875% Series A Cumulative Perpetual Preferred Stock)
Title of 12(b) Security	Depositary Shares (each representing 1/1000th of a share of 6.875% Series A Cumulative Perpetual Preferred Stock)
Trading Symbol	RILYP
Security Exchange Name	NASDAQ
Depositary Shares (each representing 1/1000th of a share of 7.375% Series B Cumulative Perpetual Preferred Stock)
Title of 12(b) Security	Depositary Shares (each representing 1/1000th of a share of 7.375% Series B Cumulative Perpetual Preferred Stock)
Trading Symbol	RILYL
Security Exchange Name	NASDAQ
5.00% Senior Notes due 2026
Title of 12(b) Security	5.00% Senior Notes due 2026
Trading Symbol	RILYG
Security Exchange Name	NASDAQ
5.25% Senior Notes due 2028
Title of 12(b) Security	5.25% Senior Notes due 2028
Trading Symbol	RILYZ
Security Exchange Name	NASDAQ
6.00% Senior Notes due 2028
Title of 12(b) Security	6.00% Senior Notes due 2028
Trading Symbol	RILYT
Security Exchange Name	NASDAQ